Annual Fund Operating Expenses - MyDestination 2015 Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.04%
Acquired fund fees and expenses	0.44%
Total annual Fund operating expenses	0.58%
Fee waiver	(0.08%)	[1]
Total annual Fund operating expenses (after fee waiver)	0.50%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.29%
Acquired fund fees and expenses	0.44%
Total annual Fund operating expenses	0.83%
Fee waiver	(0.08%)	[1]
Total annual Fund operating expenses (after fee waiver)	0.75%

[1]	The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 0.50% for the Institutional Class and 0.75% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.